                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07564

Morgan Stanley California Quality Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
    (Address of principal executive offices)  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004


ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
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MORGAN STANLEY CALIFORNIA QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS July 31, 2004 (unaudited)


PRINCIPAL
AMOUNT IN                                                                             COUPON    MATURITY
THOUSANDS                                                                              RATE       DATE            VALUE
---------                                                                              ----       ----            -----
             CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS  (136.1%)
             General Obligation  (20.3%)
             California,
    $5,000      Various Purpose Dtd 04/01/02                                           6.00%     04/01/19       $5,634,750
     1,375      Various Purpose Dtd 04/01/93                                           5.90      04/01/23        1,396,945
             Coast Community College District,
     2,500      Ser 2003 A (MBIA)                                                      5.00      08/01/23        2,573,975
     5,000      Ser 2003 A (MBIA)                                                      5.00      08/01/27        5,030,600
     3,000   Los Angeles Community College District, 2001 Ser A (MBIA)                 5.00      06/01/26        3,011,430
     6,900   Poway Unified School District, 2002 Ser A  (MBIA)                         5.00      08/01/27        6,942,228
     3,000   San Diego Unified School District, 2002 Ser D (FGIC)                      5.25      07/01/24        3,147,990
     1,000   Washington Unified School District, Election 2004 Ser A (FGIC) (WI)       5.00      08/01/21        1,040,060
   -------                                                                                                     -----------
    27,775                                                                                                      28,777,978
   -------                                                                                                     -----------

             Educational Facilities Revenue  (7.0%)
     1,240   ABAG Finance Authority for Nonprofit Corporations, California             5.25      10/01/26        1,247,204
                School of Mechanical Art - Lick-Wilmeading High School
                Ser 2002
     5,000   California Educational Facilities Authority, Carnegie Institute of        5.60      10/01/23        5,113,350
                Washington 1993 Ser A
     1,400   California State University, Ser 2003 A (FGIC)                            5.25      11/01/21        1,486,100
     2,000   University of California, Ser 2003 B (Ambac)                              5.00      05/15/21        2,078,440
   -------                                                                                                     -----------
     9,640                                                                                                       9,925,094
   -------                                                                                                     -----------

             Electric Revenue  (15.5%)
     5,000   California Department of Water Resources, Power Supply                   5.375      05/01/17        5,440,250
                Ser 2002 A (XLCA)
             Los Angeles Department of Water & Power,
     3,000      2003 Ser A Subser A-2 (MBIA)**                                         5.00      07/01/22        3,096,840
     2,000      2001 Ser A                                                             5.00      07/01/24        2,023,820
     4,000   Modesto Irrigation District, Ser 2001 A COPs (FSA)                        5.00      07/01/31        3,991,040
             Santa Clara,
     2,610      Sub Ser 2003 A (MBIA)                                                  5.00      07/01/23        2,680,783
     2,735      Sub Ser 2003 A (MBIA)                                                  5.00      07/01/24        2,791,122
     2,000   Turlock Irrigation District, Refg 1998 Ser A (MBIA)                       5.00      01/01/26        2,007,920
   -------                                                                                                     -----------
    21,345                                                                                                      22,031,775
   -------                                                                                                     -----------

             Hospital Revenue  (9.2%)
             California Health Facilities Financing Authority,
     2,555      Catholic Healthcare West 2004 Ser G                                    5.25      07/01/23        2,455,662
     3,000      Cedars-Sinai Medical Center Ser 1997 A (MBIA)                          5.25      08/01/27        3,045,420
     5,000   California Infrastructure & Economic Development Bank, Kaiser             5.55      08/01/31        5,052,200
                Permanente Hospital Ser 2001 A
     2,500   Central California Joint Powers Health Financing Authority,               6.00      02/01/30        2,539,925
   -------                                                                                                     -----------
                Community Hospitals of Central California Ser 2000 COPs
    13,055                                                                                                      13,093,207
   -------                                                                                                     -----------

             Industrial Development/Pollution Control Revenue  (1.9%)
     2,500   California Pollution Control Financing Authority, San Diego Gas &         5.90      06/01/14        2,635,000
   -------      Electric Co 1996 Ser A                                                                         -----------

             Mortgage Revenue - Single Family  (4.6%)
     6,365   California Housing Finance Agency, Home 1993 Ser B                        5.65      08/01/14        6,499,111
   -------                                                                                                     -----------

             Public Facilities Revenue  (18.7%)
             California Public Works Board,
     3,000      Corrections 2004 Ser E (XLCA)                                          5.00      06/01/17        3,185,370
     2,000      Mental Health 2004 Ser A                                               5.00      06/01/24        1,978,780
     2,965      Mental Health 2004 Ser A                                               5.00      06/01/25        2,906,501
     4,000   Irvine Unified School District - Community Facilities District #86-1,     5.00      11/01/19        4,152,480
                Special Tax Ser 1998 (Ambac)
     5,000   Los Angeles County Public Works Financing Authority, Proj IV (MBIA)       5.25      12/01/16        5,111,650
     3,000   Sacramento City Financing Authority, 2003 Capital Impr (Ambac)            5.00      12/01/33        3,000,900
     2,000   San Jose Financing Authority, Civic Center Ser 2002 B (Ambac)             5.00      06/01/37        1,980,120
             Puerto Rico Public Buildings Authority,
     3,000      2002 Ser D (Ambac)                                                     0.00#     07/01/30        2,054,460
     2,000      2004 Ser J (Ambac)                                                     5.00      07/01/36        2,154,940
   -------                                                                                                     -----------
    26,965                                                                                                      26,525,201
   -------                                                                                                     -----------

             Resource Recovery Revenue  (3.5%)
     5,000   University of California Ser 2003 A (Ambac)                               5.00      05/15/33        5,008,450
   -------                                                                                                     -----------

             Recreational Facilities Revenue  (1.5%)
     2,000   California State University, Fresno Event Center Senior Ser 2002          6.00      07/01/22        2,068,600
   -------                                                                                                     -----------

             Tax Allocation Revenue  (13.3%)
     2,100   Burbank Public Financing Authority, Golden State Redev 2003 Ser A         5.25      12/01/21        2,224,614
                (Ambac)
     2,000   Milpitas Redevelopment Agency, Area # 1 Ser 2003 (MBIA)                   5.00      09/01/22        2,059,540
     5,090   Poway Redevelopment Agency, Pagway DRIVERS Ser 372 (MBIA)                9.121++    06/15/11        5,547,795
     7,000   Rosemead Redevelopment Agency, Project # 1 Ser 1993 A                     5.60      10/01/33        7,018,130
     2,000   San Diego Redevelopment Agency, Center City Project
                Ser 2004 A (XLCA)                                                      5.00      09/01/23        2,050,100
   -------                                                                                                     -----------
    18,190                                                                                                      18,900,179
   -------                                                                                                     -----------

             Transportation Facilities Revenue  (11.8%)
    10,000   Foothill/Eastern Transportation Corridor Agency, Ser 1999                 0.00##    01/15/27        7,603,300
     2,000   Los Angeles, Harbor Department 1996 Ser B (AMT) (MBIA)                   5.375      11/01/19        2,080,320
     3,000   Port of Oakland, Refg Ser N (AMT) (MBIA)                                  5.00      11/01/22        3,031,110
     4,000   San Jose, Airport Ser 2001 A (FGIC)                                       5.00      03/01/31        3,991,080
   -------                                                                                                     -----------
    19,000                                                                                                      16,705,810
   -------                                                                                                     -----------

             Water & Sewer Revenue  (25.1%)
     2,000   California Department of Water Resources, Central Valley Ser Y (FGIC)     5.25      12/01/19        2,145,180
     2,000   Los Angeles, Wastewater System Revenue, Refg Ser 2003 B (FSA)             5.00      06/01/22        2,068,440
     4,000   Los Angeles Department of Water & Power, Water 2001 Ser A                5.125      07/01/41        3,999,160
     8,400   Metropolitan Waterworks District of Southern California, 2003 Ser         5.00      10/01/27        8,451,659
                B-2 (FGIC)
     1,750   Rancho Water District Financing Authority, Refg Ser 1994 (Ambac)          5.00      08/15/14        1,787,835
             Riverside,
     2,000      Water Ser 2001 (FGIC)                                                  5.00      10/01/26        2,016,700
     2,000      Water Ser 2001 (FGIC)                                                  5.00      10/01/31        2,004,960
     4,000   Sacramento County Sanitation Districts Financing Authority, Refg          5.00      12/01/27        4,019,280
                Ser 2001 (Ambac)
     4,000   San Diego Public Facilities Authority, Sewer Ser 1993 A                   5.25      05/15/20        4,026,040
     5,000   San Francisco Public Utilities Commission, Water Refg Ser A 2001 (FSA)    5.00      11/01/31        5,010,150
   -------                                                                                                     -----------
    35,150                                                                                                      35,529,404
   -------                                                                                                     -----------

             Other Revenue  (3.7%)
     5,000   California Economic Recovery, 2004 Ser A                                  5.00      07/01/16        5,251,650
   -------                                                                                                     -----------

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
   191,985   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (Cost $189,131,366)                                   192,951,459
   -------                                                                                                     -----------


             CALIFORNIA SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATION  (0.4%)

       500   Newport Beach, Hoag Memorial/Presbyterian Hospital Ser 1992               1.08*     10/01/22          500,000
   -------                                                                                                     -----------
             (Demand 08/02/04) (Cost $500,000)

  $192,485   TOTAL INVESTMENTS (Cost $189,631,366) (a)(b)                                           136.5%     193,451,459
  ========


             OTHER ASSETS IN EXCESS OF LIABILITIES                                                    2.4        3,370,458

             PREFERRED SHARES OF BENEFICIAL INTEREST                                                (38.9)     (55,071,673)
                                                                                                  -------      -----------

             NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                           100.0%    $141,750,244
                                                                                                  =======      ===========

---------
 Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

  AMT       Alternative Minimum Tax.

 COPs       Certificates of Participation.

DRIVERS     Derivative Inverse Tax-Exempt Receipts.

  WI        Security purchased on "when-issued" basis.

   # Currently a zero coupon security; will convert to 5.45% on July 1, 2012.

  ## Currently a zero coupon security; will convert to 5.875% on July 15, 2009.

   ++ Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a value of $5,547,795, which represents 3.9% of net assets applicable to common shareholders.

   *        Current coupon of variable rate demand obligation.

  ** All or a portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $286,000.

  (a) Securities have been designated as collateral in an amount equal to $36,302,565 in connection with the open futures contracts and with the purchase of a "when-issued" security.

  (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,983,403 and the aggregate gross unrealized depreciation is $163,310, resulting in net unrealized appreciation of $3,820,093.

Bond Insurance:
---------------
Ambac       Ambac Assurance Corporation.

FGIC        Financial Guaranty Insurance Company.

FSA         Financial Security Assurance Inc.

MBIA        Municipal Bond Investors Assurance Corporation.

XLCA        XL Capital Assurance Inc.

Futures Contracts Open at July 31, 2004:

NUMBER OF                               DESCRIPTION, DELIVERY               UNDERLYING FACE        UNREALIZED
CONTRACTS   LONG/SHORT                      MONTH AND YEAR                  AMOUNT AT VALUE       DEPRECIATION
---------   ----------                      --------------                  ---------------       ------------
   110         Short     U.S. Treasury Notes 5 Year,
                           September 2004                                    $(11,847,399)        $(197,903)

   220         Short     U.S. Treasury Notes 10 Year,
                           September 2004                                     (23,708,436)         (650,294)
                                                                                                  ---------
                         Total unrealized depreciation................                            $(848,197)
                                                                                                  =========

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


                                       2
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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Quality Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004


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